United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and Address of Issuer:
Enterprise Capital Management, Inc.
3343 Peachtree Road N.E. Ste 450
Atlanta, GA  30326

2. The name of each series or class of securities for which this form is filed:
   Enterprise Accumulation Trust

3. Investment Company Act File Number:
   Securities Act File Number:  33-21534

4(a). Last day of fiscal year for which this form is filed:
      December 31, 1997

 (b)  Check box if this form is being filed late: N/A

 (c) Check box if this is the last time the issuer will be filing this form: N/A

5.  Calculation of registration fee:

    (i) Aggregate sales price of securities sold during the fiscal year
        pursuant to section 24(f):                      $ 0

    (ii) Aggregate price of securities redeemed or repurchased during the
         fiscal year:                                    $ 0

    (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
          to the Commission:                                   $ 0

    (iv)  Total available redemption credits:            -$ 0

    (v)   Net sales:                                     $ 0

    (vi)  Redemption credits available for use in future years:  $ 0

    (vii) Multiplier for determining registration fees:        x .000295

    (viii) Registration fee due:                          = $ 0

 6. Prepaid shares:
    If the response to 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities
    (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to the rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0.

 7. Interest due:                                            +$ 0

 8. Total of the amount of the registration fee due plus any interest
    due:                                                  = $ 0

 9. Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:                 N/A

    Method of delivery: N/A

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By Phillip G. Goff
   Chief Financial Officer
   03/13/98